Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Other Intangible Assets

	Computer software £m	Licences, patents, amortised brands £m	Indefinite life brands £m	Total £m
Cost at 1 January 2022	2,424	21,439	18,626	42,489
Exchange adjustments	63	934	1,112	2,109
Capitalised development costs	–	317	–	317
Additions through business combinations	–	2,964	–	2,964
Other additions	149	626	–	775
Disposals and asset write-offs	(203)	(33)	–	(236)
Transfer to assets held for sale/distribution	(513)	(496)	(19,772)	(20,781)
Reclassifications	39	(34)	34	39
Cost at 31 December 2022	1,959	25,717	–	27,676
Exchange adjustments	(30)	(664)	–	(694)
Capitalised development costs	–	363	–	363
Additions through business combinations	–	1,438	–	1,438
Other additions	144	525	–	669
Disposals and asset write-offs	(125)	(13)	–	(138)
Transfer to assets held for sale/distribution	2	–	–	2
Reclassifications	34	(3)	–	31
Cost at 31 December 2023	1,984	27,363	–	29,347

Amortisation at 1 January 2022	(1,369)	(8,262)	–	(9,631)
Exchange adjustments	(33)	(307)	–	(340)
Charge for the year	(204)	(931)	–	(1,135)
Disposals and asset write-offs	129	19	–	148
Transfer to assets held for sale	254	300	–	554
Amortisation at 31 December 2022	(1,223)	(9,181)	–	(10,404)
Exchange adjustments	18	174	–	192
Charge for the year	(203)	(1,009)	–	(1,212)
Disposals and asset write-offs	100	8	–	108
Transfer to assets held for sale/distribution	(3)	–	–	(3)
Reclassifications	4	1	–	5
Amortisation at 31 December 2023	(1,307)	(10,007)	–	(11,314)

Impairment at 1 January 2022	(91)	(2,480)	(208)	(2,779)
Exchange adjustments	(2)	(138)	(1)	(141)
Impairment losses	(72)	(313)	(17)	(402)
Transfer to assets held for sale/distribution	10	34	226	270
Reversal of impairments	1	17	–	18
Disposals and asset write-offs	73	7	–	80
Impairment at 31 December 2022	(81)	(2,873)	–	(2,954)
Exchange adjustments	1	70	–	71
Impairment losses	(23)	(398)	–	(421)
Transfer to assets held for sale/distribution	–	–	–	–
Reversal of impairments	3	–	–	3
Disposals and asset write-offs	25	11	–	36
Impairment at 31 December 2023	(75)	(3,190)	–	(3,265)

Total amortisation and impairment at 31 December 2022	(1,304)	(12,054)	–	(13,358)
Total amortisation and impairment at 31 December 2023	(1,382)	(13,197)	–	(14,579)
Net book value at 1 January 2022	964	10,697	18,418	30,079
Net book value at 31 December 2022	655	13,663	–	14,318
Net book value at 31 December 2023	602	14,166	–	14,768

Schedule of Amortisation and Impairment Losses, Net of Reversals
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2023 £m	2022 £m	2023 £m	2022 £m
Cost of sales	668	663	1	2
Selling, general and administration	103	116	18	66
Research and development	441	307	399	299
	1,212	1,086	418	367

Summary of Book Values of Largest Individual Items	The book values of the largest individual items are as follows:

	2023 £m	2022 £m
Tesaro Assets	2,656	2,858
Meningitis Portfolio	1,717	1,855
Momelotinib	1,470	1,499
Camlipixant	1,438	–
Affinivax Assets	1,429	1,473
Dolutegravir (including Cabotegravir)	1,059	1,150
Iteos Assets	443	443
Alector Assets	425	509
Benlysta	424	541
Shingrix	289	288
Okairos	198	202
BMS Assets	191	196
CureVac Assets	191	178
Spero	163	163
RSV	139	40
Relvar/Breo/Anoro	125	181
Stiefel Trade Name	116	142
Wave Life Sciences	116	–
UCB	115	137
Arrowhead	114	90
DT	104	115
Fluarix/FluLaval	100	147
Vir Assets	1	159
Others	1,143	1,297
	14,166	13,663